AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Long-Term Investments — 86.6%
Affiliated Mutual Fund — 15.3%
Fixed Income
AST J.P. Morgan Fixed Income Central Portfolio*	34,609,087	$398,350,587
(cost $386,659,568)(wa)
Common Stocks — 37.6%
Aerospace & Defense — 1.1%
Hanwha Aerospace Co. Ltd. (South Korea)	5,487	4,339,313
Howmet Aerospace, Inc.	17,707	3,474,645
Karman Holdings, Inc.*	12,184	879,685
Loar Holdings, Inc.*	13,820	1,105,600
Safran SA (France)	53,418	18,956,395
Woodward, Inc.	2,725	688,635
		29,444,273
Automobile Components — 0.4%
Cie Generale des Etablissements Michelin SCA (France)	239,678	8,631,699
Gentex Corp.	53,567	1,515,946
Modine Manufacturing Co.*(a)	9,855	1,400,987
		11,548,632
Automobiles — 0.3%
Kia Corp. (South Korea)	45,411	3,259,461
Tesla, Inc.*	10,656	4,738,936
		7,998,397
Banks — 4.1%
Al Rajhi Bank (Saudi Arabia)	181,231	5,178,715
Bank Central Asia Tbk PT (Indonesia)	7,689,000	3,521,258
Bank of America Corp.	207,927	10,726,954
BankUnited, Inc.	43,060	1,643,170
Commerce Bancshares, Inc.	27,011	1,614,177
Cullen/Frost Bankers, Inc.	12,939	1,640,277
DBS Group Holdings Ltd. (Singapore)	278,600	11,048,665
First Financial Bancorp	60,919	1,538,205
First Hawaiian, Inc.	57,270	1,422,014
First Horizon Corp.	36,889	834,060
First Interstate BancSystem, Inc. (Class A Stock)	44,848	1,429,306
HDFC Bank Ltd. (India), ADR	219,236	7,489,102
KBC Group NV (Belgium)	53,202	6,375,671
Mitsubishi UFJ Financial Group, Inc. (Japan)	982,100	15,842,627
National Bank of Greece SA (Greece)	227,810	3,317,242
NatWest Group PLC (United Kingdom)	531,539	3,754,447
Royal Bank of Canada (Canada)	51,083	7,529,026
ServisFirst Bancshares, Inc.	15,926	1,282,521
U.S. Bancorp	69,921	3,379,282
UniCredit SpA (Italy)	81,520	6,203,273
Wells Fargo & Co.	97,669	8,186,616
Wintrust Financial Corp.	15,076	1,996,665
WSFS Financial Corp.	26,837	1,447,319
		107,400,592
Beverages — 0.7%
Coca-Cola Co. (The)	143,657	9,527,332
	Shares	Value
Common Stocks (continued)
Beverages (cont’d.)
Heineken NV (Netherlands)	66,733	$5,225,795
Pernod Ricard SA (France)	17,879	1,760,199
Primo Brands Corp.	80,593	1,781,105
		18,294,431
Biotechnology — 0.3%
AbbVie, Inc.	36,267	8,397,261
Broadline Retail — 1.6%
Alibaba Group Holding Ltd. (China)	441,600	9,875,994
Amazon.com, Inc.*	124,961	27,437,687
MercadoLibre, Inc. (Brazil)*	1,554	3,631,605
Ozon Holdings PLC (Russia), ADR*(a)^	6,700	—
		40,945,286
Building Products — 0.6%
AAON, Inc.(a)	16,735	1,563,719
Fortune Brands Innovations, Inc.(a)	13,385	714,625
Hayward Holdings, Inc.*	173,918	2,629,640
Janus International Group, Inc.*(a)	144,797	1,429,146
Simpson Manufacturing Co., Inc.	10,685	1,789,310
Trane Technologies PLC	17,286	7,294,001
		15,420,441
Capital Markets — 2.2%
3i Group PLC (United Kingdom)	136,152	7,505,104
Brookfield Corp. (Canada)	44,197	3,032,530
Charles Schwab Corp. (The)	43,986	4,199,343
CME Group, Inc.	15,469	4,179,569
Deutsche Boerse AG (Germany)	17,402	4,660,101
Evercore, Inc. (Class A Stock)	5,922	1,997,609
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	169,500	9,622,609
Japan Exchange Group, Inc. (Japan)	416,500	4,651,048
MarketAxess Holdings, Inc.	9,736	1,696,498
Miami International Holdings, Inc.*	21,293	857,256
Moelis & Co. (Class A Stock)	10,639	758,774
Morgan Stanley	42,260	6,717,650
Morningstar, Inc.	7,689	1,783,925
StepStone Group, Inc. (Class A Stock)	31,733	2,072,482
UBS Group AG (Switzerland)	91,192	3,749,227
		57,483,725
Chemicals — 0.9%
Air Liquide SA (France)	41,661	8,680,346
Axalta Coating Systems Ltd.*	46,106	1,319,554
Balchem Corp.	10,381	1,557,773
Element Solutions, Inc.	82,579	2,078,513
Linde PLC	11,570	5,495,750
Perimeter Solutions, Inc.*	50,616	1,133,292
Quaker Chemical Corp.(a)	12,009	1,582,186
Shin-Etsu Chemical Co. Ltd. (Japan)	69,000	2,259,304
		24,106,718
Commercial Services & Supplies — 0.2%
Casella Waste Systems, Inc. (Class A Stock)*	22,125	2,099,220
Driven Brands Holdings, Inc.*(a)	72,534	1,168,523
A1

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
MSA Safety, Inc.(a)	17,179	$2,955,990
		6,223,733
Communications Equipment — 0.0%
Digi International, Inc.*	9,314	339,588
Construction & Engineering — 0.2%
WillScot Holdings Corp.(a)	104,727	2,210,787
WSP Global, Inc. (Canada)	21,044	4,135,614
		6,346,401
Construction Materials — 0.1%
Eagle Materials, Inc.(a)	8,630	2,011,135
Consumer Finance — 0.3%
American Express Co.	19,314	6,415,338
Consumer Staples Distribution & Retail — 0.1%
BJ’s Wholesale Club Holdings, Inc.*	6,062	565,282
Performance Food Group Co.*(a)	25,460	2,648,858
		3,214,140
Containers & Packaging — 0.1%
AptarGroup, Inc.	9,759	1,304,388
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions, Inc.*	20,413	2,216,239
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	136,245	3,847,559
Deutsche Telekom AG (Germany)	115,422	3,932,366
GCI Liberty, Inc. (Class A Stock)*^	5,713	1
Telstra Group Ltd. (Australia)	1,623,579	5,176,171
		12,956,097
Electric Utilities — 0.7%
NextEra Energy, Inc.	55,236	4,169,766
Portland General Electric Co.	35,194	1,548,536
Southern Co. (The)	126,808	12,017,594
		17,735,896
Electrical Equipment — 0.7%
Eaton Corp. PLC	12,396	4,639,203
Emerson Electric Co.(a)	42,420	5,564,655
Legrand SA (France)	40,369	6,707,757
		16,911,615
Electronic Equipment, Instruments & Components — 0.4%
Badger Meter, Inc.(a)	8,274	1,477,571
Fabrinet (Thailand)*(a)	3,739	1,363,314
Keyence Corp. (Japan)	14,300	5,327,621
Novanta, Inc.*(a)	17,255	1,728,088
		9,896,594
Energy Equipment & Services — 0.4%
Baker Hughes Co.	175,848	8,567,315
Cactus, Inc. (Class A Stock)	37,273	1,471,165
Flowco Holdings, Inc. (Class A Stock)	46,343	688,193
		10,726,673
	Shares	Value
Common Stocks (continued)
Entertainment — 0.5%
Walt Disney Co. (The)	115,879	$13,268,146
Financial Services — 0.5%
Fidelity National Information Services, Inc.	37,833	2,494,708
Mastercard, Inc. (Class A Stock)	18,560	10,557,114
		13,051,822
Food Products — 0.4%
Freshpet, Inc.*	17,012	937,531
Nestle SA	70,761	6,498,354
Utz Brands, Inc.	133,471	1,621,673
		9,057,558
Ground Transportation — 0.1%
Knight-Swift Transportation Holdings, Inc.	20,415	806,597
Landstar System, Inc.(a)	12,086	1,481,260
Saia, Inc.*(a)	4,076	1,220,191
		3,508,048
Health Care Equipment & Supplies — 0.5%
Envista Holdings Corp.*	100,690	2,051,055
Hoya Corp. (Japan)	38,400	5,309,582
ICU Medical, Inc.*(a)	13,511	1,620,780
Medtronic PLC	33,784	3,217,588
		12,199,005
Health Care Providers & Services — 0.5%
Chemed Corp.	4,560	2,041,695
Concentra Group Holdings Parent, Inc.	71,415	1,494,716
Encompass Health Corp.	19,987	2,538,749
HealthEquity, Inc.*	16,494	1,563,136
UnitedHealth Group, Inc.	13,934	4,811,410
		12,449,706
Hotel & Resort REITs — 0.1%
Ryman Hospitality Properties, Inc.	20,205	1,810,166
Hotels, Restaurants & Leisure — 1.4%
Chipotle Mexican Grill, Inc.*	40,391	1,582,923
Compass Group PLC (United Kingdom)	139,632	4,759,463
Expedia Group, Inc.	9,592	2,050,290
Marriott International, Inc. (Class A Stock)(a)	12,992	3,383,636
McDonald’s Corp.	23,075	7,012,262
Monarch Casino & Resort, Inc.	13,547	1,433,814
Planet Fitness, Inc. (Class A Stock)*(a)	18,356	1,905,353
Shake Shack, Inc. (Class A Stock)*	9,656	903,898
Vail Resorts, Inc.(a)	5,961	891,587
Wyndham Hotels & Resorts, Inc.(a)	21,113	1,686,929
Yum China Holdings, Inc. (China)(a)	172,402	7,399,494
Yum! Brands, Inc.	19,547	2,971,144
		35,980,793
Household Durables — 0.7%
Sony Group Corp. (Japan)	619,400	17,805,707

A2

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates — 0.6%
3M Co.	19,129	$2,968,438
Siemens AG (Germany)	50,694	13,686,267
		16,654,705
Industrial REITs — 0.1%
EastGroup Properties, Inc.	10,618	1,797,203
Insurance — 1.0%
Accelerant Holdings (Cayman Islands) (Class A Stock)*(a)	33,988	506,081
Arthur J. Gallagher & Co.(a)	12,988	4,022,903
Baldwin Insurance Group, Inc. (The)*(a)	36,168	1,020,299
Intact Financial Corp. (Canada)	16,993	3,306,169
Kinsale Capital Group, Inc.(a)	3,738	1,589,622
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	18,679	11,926,060
Neptune Insurance Holdings, Inc. (Class A Stock)*	12,489	249,780
RLI Corp.(a)	23,825	1,553,867
Sony Financial Group, Inc. (Japan)*	619,400	686,896
		24,861,677
Interactive Media & Services — 1.8%
Meta Platforms, Inc. (Class A Stock)	31,277	22,969,203
Tencent Holdings Ltd. (China)	274,100	23,355,952
		46,325,155
Leisure Products — 0.1%
Acushnet Holdings Corp.(a)	18,334	1,439,036
Brunswick Corp.(a)	20,533	1,298,507
		2,737,543
Life Sciences Tools & Services — 0.4%
Danaher Corp.	18,490	3,665,828
Lonza Group AG (Switzerland)	8,063	5,391,231
Medpace Holdings, Inc.*	1,513	777,924
		9,834,983
Machinery — 1.3%
Atlas Copco AB (Sweden) (Class A Stock)	563,521	9,556,180
Hillman Solutions Corp.*	147,967	1,358,337
IHI Corp. (Japan)	242,900	4,523,837
Lincoln Electric Holdings, Inc.(a)	5,327	1,256,266
RBC Bearings, Inc.*	4,808	1,876,514
Toro Co. (The)	10,190	776,478
Volvo AB (Sweden) (Class B Stock)	514,923	14,807,953
		34,155,565
Multi-Utilities — 0.4%
Dominion Energy, Inc.(a)	72,881	4,458,131
Engie SA (France)	303,598	6,526,303
		10,984,434
Oil, Gas & Consumable Fuels — 1.0%
DT Midstream, Inc.	14,535	1,643,327
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Exxon Mobil Corp.	109,965	$12,398,554
Gazprom PJSC (Russia)*^	321,836	—
Shell PLC	324,807	11,576,459
SM Energy Co.	62,895	1,570,488
		27,188,828
Personal Care Products — 0.2%
Kao Corp. (Japan)	97,900	4,266,585
Pharmaceuticals — 1.3%
AstraZeneca PLC (United Kingdom)	31,416	4,812,966
Bristol-Myers Squibb Co.	56,034	2,527,133
Johnson & Johnson	85,845	15,917,380
Novartis AG	52,910	6,803,083
Novo Nordisk A/S (Denmark) (Class B Stock)	68,831	3,832,625
		33,893,187
Professional Services — 0.5%
First Advantage Corp.*(a)	86,058	1,324,433
HeadHunter Group PLC (Russia), ADR*(a)^	7,400	1
Paylocity Holding Corp.*	11,266	1,794,336
RELX PLC (United Kingdom) (XLON)	66,771	3,190,241
RELX PLC (United Kingdom) (XAMS)	125,216	6,001,598
Verra Mobility Corp.*	67,938	1,678,068
		13,988,677
Real Estate Management & Development — 0.3%
Colliers International Group, Inc. (Canada)(a)	8,163	1,275,142
Cushman & Wakefield PLC*	107,588	1,712,801
Mitsui Fudosan Co. Ltd. (Japan)	452,400	4,924,875
		7,912,818
Semiconductors & Semiconductor Equipment — 4.0%
Allegro MicroSystems, Inc. (Japan)*	35,702	1,042,499
Analog Devices, Inc.	8,987	2,208,106
ASML Holding NV (Netherlands)	19,090	18,616,321
Infineon Technologies AG (Germany)	115,011	4,511,901
MACOM Technology Solutions Holdings, Inc.*	17,008	2,117,326
NVIDIA Corp.	217,459	40,573,500
NXP Semiconductors NV (Netherlands)(a)	12,481	2,842,298
Power Integrations, Inc.	33,769	1,357,852
SK Hynix, Inc. (South Korea)	24,605	6,099,530
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	335,000	14,551,672
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	40,228	11,235,278
		105,156,283
Software — 1.8%
CCC Intelligent Solutions Holdings, Inc.*(a)	128,822	1,173,568
Clearwater Analytics Holdings, Inc. (Class A Stock)*(a)	81,333	1,465,621

A3

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Microsoft Corp.	74,716	$38,699,152
nCino, Inc.*(a)	24,960	676,665
Qualys, Inc.*	8,411	1,113,028
Salesforce, Inc.	12,765	3,025,305
SPS Commerce, Inc.*	9,519	991,309
		47,144,648
Specialized REITs — 0.2%
American Tower Corp.	22,081	4,246,618
CubeSmart	39,581	1,609,363
		5,855,981
Specialty Retail — 0.6%
Burlington Stores, Inc.*	10,860	2,763,870
Five Below, Inc.*	5,332	824,860
Lowe’s Cos., Inc.(a)	40,867	10,270,286
Ross Stores, Inc.	14,653	2,232,971
Warby Parker, Inc. (Class A Stock)*	12,038	332,008
		16,423,995
Technology Hardware, Storage & Peripherals — 0.7%
Apple, Inc.	74,117	18,872,412
Textiles, Apparel & Luxury Goods — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France)	12,265	7,547,652
Trading Companies & Distributors — 0.3%
Applied Industrial Technologies, Inc.	6,510	1,699,436
Core & Main, Inc. (Class A Stock)*	39,482	2,125,316
ITOCHU Corp. (Japan)	77,000	4,381,176
		8,205,928

Total Common Stocks (cost $886,354,391)		980,276,803
Unaffiliated Exchange-Traded Funds — 31.5%
JPMorgan Active Growth ETF(a)	2,327,054	218,161,313
JPMorgan Active Value ETF	2,976,490	205,258,751
JPMorgan Global Select Equity ETF	4,348,603	294,704,825
JPMorgan Ultra-Short Income ETF	2,001,669	101,544,668

Total Unaffiliated Exchange-Traded Funds (cost $761,716,261)		819,669,557

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k) — 2.2%
U.S. Treasury Notes
4.250%	01/31/26	57,276	57,313,534
(cost $57,275,650)

Total Long-Term Investments (cost $2,092,005,870)				2,255,610,481

	Shares	Value
Short-Term Investments — 15.7%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	352,209,903	$352,209,903
PGIM Institutional Money Market Fund (7-day effective yield 4.350%) (cost $55,723,812; includes $55,520,572 of cash collateral for securities on loan)(b)(wa)	55,757,301	55,723,847

Total Short-Term Investments (cost $407,933,715)		407,933,750

TOTAL INVESTMENTS—102.3% (cost $2,499,939,585)		2,663,544,231

Liabilities in excess of other assets(z) — (2.3)%		(61,042,815)

Net Assets — 100.0%		$2,602,501,416

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
BNP	BNP Paribas S.A.
BTP	Buoni del Tesoro Poliennali
CITI	Citibank, N.A.
DJ	Dow Jones
EAFE	Europe, Australasia, Far East
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPI	Share Price Index
SSB	State Street Bank & Trust Company
STOXX	Stock Index of the Eurozone
TSX	Toronto Stock Exchange
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange

A4

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $54,654,669; cash collateral of $55,520,572 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2025:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
211	5 Year U.S. Treasury Notes	Dec. 2025	$23,040,210	$43,798
671	10 Year Australian Treasury Bonds	Dec. 2025	50,328,212	(101,423)
184	10 Year U.K. Gilt	Dec. 2025	22,479,412	82,632
976	10 Year U.S. Treasury Notes	Dec. 2025	109,800,000	549,397
157	Euro STOXX 50 Index	Dec. 2025	10,213,495	266,157
615	Euro-BTP Italian Government Bond	Dec. 2025	86,529,363	136,361
151	FTSE 100 Index	Dec. 2025	19,104,742	117,846
1,028	Mini MSCI EAFE Index	Dec. 2025	143,164,420	535,810
130	S&P 500 E-Mini Communication Services Sector Index	Dec. 2025	20,281,625	264,612
295	S&P 500 E-Mini Financials Sector Index	Dec. 2025	49,376,363	129,204
1,731	S&P 500 E-Mini Index	Dec. 2025	583,238,813	7,804,653
76	S&P 500 E-Mini Technology Sector Index	Dec. 2025	21,789,960	820,647
203	S&P 500 E-Mini Utilities Sector Index	Dec. 2025	18,000,010	468,520
				11,118,214
Short Positions:
86	10 Year Japanese Bonds	Dec. 2025	78,966,359	604,136
360	30 Year U.S. Ultra Treasury Bonds	Dec. 2025	43,222,500	(599,418)
72	ASX SPI 200 Index	Dec. 2025	10,568,275	(8,421)
488	DJ US Real Estate Index	Dec. 2025	18,080,400	182,854
1,097	Mini MSCI Emerging Markets Index	Dec. 2025	74,579,545	(1,296,716)
1,199	Russell 2000 E-Mini Index	Dec. 2025	147,207,225	(853,735)
326	S&P 500 E-Mini Consumer Staples Sector Index	Dec. 2025	25,988,720	377,819
272	S&P 500 E-Mini Materials Sector Index	Dec. 2025	26,063,040	706,451
30	S&P/TSX 60 Index	Dec. 2025	7,643,027	(142,522)
				(1,029,552)
				$10,088,662
Forward foreign currency exchange contract outstanding at September 30, 2025:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/22/25	CITI	AUD	44,507	$29,162,921	$29,459,656	$296,735	$—
Expiring 10/22/25	CITI	AUD	21,897	14,561,383	14,493,939	—	(67,444)
Expiring 10/22/25	CITI	AUD	7,328	4,839,211	4,850,277	11,066	—
Expiring 10/29/25	HSBC	AUD	11,383	7,544,883	7,535,088	—	(9,795)
British Pound,
Expiring 10/22/25	SSB	GBP	21,016	28,460,252	28,267,676	—	(192,576)
A5

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Forward foreign currency exchange contract outstanding at September 30, 2025 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 10/29/25	HSBC	GBP	9,551	$12,957,054	$12,847,272	$—	$(109,782)
Canadian Dollar,
Expiring 10/22/25	CITI	CAD	5,100	3,697,200	3,668,533	—	(28,667)
Expiring 10/22/25	MSI	CAD	12,622	9,135,036	9,079,841	—	(55,195)
Expiring 10/29/25	HSBC	CAD	18,031	13,308,620	12,975,400	—	(333,220)
Euro,
Expiring 10/22/25	MSI	EUR	23,881	28,035,565	28,076,241	40,676	—
Expiring 10/29/25	MSI	EUR	1,374	1,615,741	1,616,126	385	—
Expiring 10/29/25	MSI	EUR	1,357	1,598,314	1,595,506	—	(2,808)
Japanese Yen,
Expiring 10/22/25	MSI	JPY	1,328,298	8,909,607	9,003,976	94,369	—
Expiring 10/29/25	CITI	JPY	95,605	659,853	648,585	—	(11,268)
Expiring 10/29/25	MSI	JPY	330,574	2,256,756	2,242,609	—	(14,147)
New Zealand Dollar,
Expiring 10/22/25	CITI	NZD	5,607	3,337,150	3,253,581	—	(83,569)
Expiring 10/22/25	GSI	NZD	16,010	9,540,482	9,289,691	—	(250,791)
Norwegian Krone,
Expiring 10/22/25	CITI	NOK	440,672	44,496,316	44,164,104	—	(332,212)
Swiss Franc,
Expiring 10/29/25	MSI	CHF	6,638	8,455,687	8,368,764	—	(86,923)
				$232,572,031	$231,436,865	443,231	(1,578,397)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contract:
Danish Krone,
Expiring 10/29/25	HSBC	DKK	8,041	$1,276,496	$1,267,301	$9,195	$—
Euro,
Expiring 10/29/25	BNP	EUR	4,639	5,491,771	5,456,297	35,474	—
Expiring 10/29/25	HSBC	EUR	2,012	2,309,006	2,366,238	—	(57,232)
Expiring 10/29/25	HSBC	EUR	1,225	1,425,271	1,441,214	—	(15,943)
Expiring 10/29/25	MSI	EUR	1,460	1,694,422	1,717,487	—	(23,065)
Hong Kong Dollar,
Expiring 10/30/25	MSI	HKD	78,593	10,086,315	10,106,844	—	(20,529)
Japanese Yen,
Expiring 10/22/25	MSI	JPY	4,198,701	28,493,375	28,461,234	32,141	—
Expiring 10/29/25	GSI	JPY	187,853	1,277,392	1,274,394	2,998	—
Norwegian Krone,
Expiring 10/22/25	CITI	NOK	387,317	38,634,376	38,816,935	—	(182,559)
Singapore Dollar,
Expiring 10/29/25	HSBC	SGD	4,315	3,405,904	3,353,004	52,900	—
Swedish Krona,
Expiring 10/22/25	CITI	SEK	29,255	3,123,185	3,112,133	11,052	—
Expiring 10/22/25	HSBC	SEK	452,747	48,553,615	48,162,232	391,383	—
Expiring 10/29/25	HSBC	SEK	53,448	5,658,538	5,688,348	—	(29,810)
Swiss Franc,
Expiring 10/22/25	CITI	CHF	7,626	9,639,463	9,606,436	33,027	—
Expiring 10/22/25	MSI	CHF	45,166	56,868,998	56,892,752	—	(23,754)
				$217,938,127	$217,722,849	568,170	(352,892)
						$1,011,401	$(1,931,289)
A6

AST J.P. MORGAN AGGRESSIVE MULTI-ASSET PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2025 (unaudited)
Cross currency exchange contracts outstanding at September 30, 2025:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/22/25	Buy	CAD	26,328	EUR	16,202	$—	$(109,532)	CITI
10/22/25	Buy	EUR	8,887	CHF	8,275	24,335	—	CITI
10/22/25	Buy	GBP	7,420	JPY	1,470,876	9,346	—	CITI
10/22/25	Buy	NOK	136,491	SEK	128,138	48,088	—	CITI
						$81,769	$(109,532)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A7